CONDENSED CONSOLIDATED STATEMENTS OF EQUITY (DEFICIT) (Unaudited) - USD ($)		Total	SmarterChaos		Class A Common Stock	Class B Common Stock	Total Stockholders' Deficit	Total Stockholders' Deficit SmarterChaos	[1]	Common Stock Class A Common Stock	Common Stock Class A Common Stock SmarterChaos	[1]	Common Stock Class B Common Stock	Additional Paid-in Capital	Additional Paid-in Capital SmarterChaos	[1]	Retained Earnings	Non- controlling Interest	Members’ Deficit
Beginning balance (in shares) at Dec. 31, 2019										0			0
Beginning balance at Dec. 31, 2019		$ (106,258,000)					$ 0			$ 0			$ 0	$ 0			$ 0	$ 0	$ (106,258,000)
Net income (loss)		757,000								0			0						757,000
Member distributions		(170,000)								$ 0			$ 0						(170,000)
Ending balance (in shares) at Mar. 31, 2020										0			0
Ending balance at Mar. 31, 2020		(105,671,000)					0			$ 0			$ 0	0			0	0	(105,671,000)
Beginning balance (in shares) at Dec. 31, 2019										0			0
Beginning balance at Dec. 31, 2019		(106,258,000)					0			$ 0			$ 0	0			0	0	(106,258,000)
Net income (loss)		2,891,000
Ending balance (in shares) at Jun. 30, 2020										0			0
Ending balance at Jun. 30, 2020		(103,537,000)					0			$ 0			$ 0	0			0	0	(103,537,000)
Beginning balance (in shares) at Mar. 31, 2020										0			0
Beginning balance at Mar. 31, 2020		(105,671,000)					0			$ 0			$ 0	0			0	0	(105,671,000)
Net income (loss)		2,134,000																	2,134,000
Ending balance (in shares) at Jun. 30, 2020										0			0
Ending balance at Jun. 30, 2020		(103,537,000)					0			$ 0			$ 0	0			0	0	$ (103,537,000)
Beginning balance (in shares) at Dec. 31, 2020										32,393			25,999
Beginning balance at Dec. 31, 2020		(95,685,000)					(51,167,000)			$ 3,000			$ 3,000	(48,027,000)			(3,146,000)	(44,518,000)
Net income (loss)		(212,000)					(119,000)										(119,000)	(93,000)
Shares issued in connection with acquisition (in shares)										1,293
Shares issued in connection with acquisition		15,000,000					9,384,000							9,384,000				5,616,000
Exercise of warrants to issue Class A common stock (in shares)										1
Exercise of warrants to issue Class A common stock		17,000					17,000							17,000
Stock-based compensation		1,365,000					1,365,000							1,365,000
Other		(21,000)																(21,000)
Ending balance (in shares) at Mar. 31, 2021										33,687			25,999
Ending balance at Mar. 31, 2021		(79,536,000)					(40,520,000)			$ 3,000			$ 3,000	(37,261,000)			(3,265,000)	(39,016,000)
Beginning balance (in shares) at Dec. 31, 2020										32,393			25,999
Beginning balance at Dec. 31, 2020		(95,685,000)					(51,167,000)			$ 3,000			$ 3,000	(48,027,000)			(3,146,000)	(44,518,000)
Net income (loss)		4,727,000
Units/shares redeemed and issued to Class A Common Stock (in shares)			154,000
Units/shares redeemed and issued to Class A Common Stock			$ 3,000,000.0
Ending balance (in shares) at Jun. 30, 2021					35,818,000	25,699,000				35,818			25,699
Ending balance at Jun. 30, 2021		(52,907,000)					(28,373,000)			$ 3,000			$ 3,000	(27,642,000)			(737,000)	(24,534,000)
Beginning balance (in shares) at Mar. 31, 2021										33,687			25,999
Beginning balance at Mar. 31, 2021		(79,536,000)					(40,520,000)			$ 3,000			$ 3,000	(37,261,000)			(3,265,000)	(39,016,000)
Net income (loss)		4,939,000					2,528,000										2,528,000	2,411,000
Shares issued in connection with acquisition (in shares)										1,595
Shares issued in connection with acquisition		19,823,000					11,513,000							11,513,000				8,310,000
Units/shares redeemed and issued to Class A Common Stock (in shares)										300	154
Units/shares redeemed and issued to Class A Common Stock		192,000	$ 392,000	[1]			192,000	$ 392,000					$ (300)	192,000	$ 392,000
Stock redeemed (in shares)										82
Impact of transactions affecting non-controlling interest	[2]						(3,788,000)							(3,788,000)				3,788,000
Stock-based compensation		1,394,000					1,394,000							1,394,000
Other	[3]	(111,000)					(84,000)							(84,000)				(27,000)
Ending balance (in shares) at Jun. 30, 2021					35,818,000	25,699,000				35,818			25,699
Ending balance at Jun. 30, 2021		$ (52,907,000)					$ (28,373,000)			$ 3,000			$ 3,000	$ (27,642,000)			$ (737,000)	$ (24,534,000)

[1]	The carrying amount of non-controlling interest was adjusted to reflect the change in ownership interest caused by additional controlling shares contributed as a result of the Crisp acquisition and non-controlling redemptions by Prism and the sellers of SmarterChaos.
[2]	On June 30, 2021, the sellers of Smarter Chaos redeemed approximately one-half of their non-controlling interest held through DMSH Units in exchange for Class A Common Stock in DMS Inc. The non-controlling interest held by the sellers of SmarterChaos did not include related Class B Common Stock to be retired upon redemption.
[3]	Includes costs associated with the issuance of equity shares.